Reinsurance - Summary of Assumed and Affiliated Reinsurance (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Effects of Reinsurance [Line Items]
Investments	$ 27,216	$ 20,309
Cash	49	40
Other assets	412	345
Reinsurance recoverable for GMWB	35,848	27,455
Total assets	176,364	158,888
Reserve for future policy benefits	21,698	18,625
Other policyholder funds and benefits payable	32,622	25,307
Funds withheld liability	6,379	0
Other liabilities	1,920	2,146
Total liabilities	174,211	$ 155,703
Reinsurance Agreement, Assumed Reinsurance | Allianz
Effects of Reinsurance [Line Items]
Investments	8,357
Cash	17
Other assets	75
Reinsurance recoverable for GMWB	244
Total assets	8,693
Reserve for future policy benefits	616
Other policyholder funds and benefits payable	7,340
Other liabilities	27
Total liabilities	7,983
Reinsurance Agreement, Affiliated Reinsurance Agreement | TR Re
Effects of Reinsurance [Line Items]
Reinsurance recoverable for GMWB	6,130
Total assets	6,130
Funds withheld liability	5,128
Other liabilities	818
Total liabilities	$ 5,946